Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 4,675,979	$ 4,169,730
Less: accumulated depreciation		(3,638,198)	(3,330,713)
Property, plant and equipment, net		1,037,781	839,017
Construction in progress	[1]	942,983	14,942
Total property, plant and equipment, net		1,980,764	853,959
Machinery equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,012,197	2,606,707
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[2]	557,266	523,654
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		507,809	447,411
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		418,773	414,389
Motor vehicle [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		157,637	154,598
Furniture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 22,297	$ 22,971

[1]	In November 2025, the Group entered into a fixed-price construction contract for the manufacturing plant located in Serbia. The construction project is expected to be completed and ready for operational use in December 2026.
[2]	In June 2024, CCSC Technology Serbia signed a purchase agreement on real estate to purchase 4 lots of land located in Serbia for construction of its European production center.